Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
C000002883
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class AAA
C000002885
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class C
C000034314
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class I
C000002882
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli International Growth Fund, Inc. - Class A
MSCI ACWI Index
Account Value [Line Items]
Account Value	$ 10,000	$ 22,474	$ 18,825	$ 16,155	$ 19,175	$ 13,768	$ 13,484	$ 12,752	$ 11,516	$ 9,695	$ 10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value	10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value	10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI ACWI Index
Account Value [Line Items]
Account Value	10,000	22,474	18,825	16,155	19,175	13,768	13,484	12,752	11,516	9,695	10,071
MSCI EAFE Index
Account Value [Line Items]
Account Value	10,000	16,037	14,307	11,982	14,494	10,904	11,445	11,265	10,492	8,683	9,618
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	10,000	14,604	13,412	11,575	15,466	11,505	11,515	11,437	10,535	8,894	9,685
MSCI EAFE Index
Account Value [Line Items]
Account Value	10,000	16,037	14,307	11,982	14,494	10,904	11,445	11,265	10,492	8,683	9,618
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	10,000	14,604	13,412	11,575	15,466	11,505	11,515	11,437	10,535	8,894	9,685
MSCI EAFE Index
Account Value [Line Items]
Account Value	10,000	16,037	14,307	11,982	14,494	10,904	11,445	11,265	10,492	8,683	9,618
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	10,000	14,604	13,412	11,575	15,466	11,505	11,515	11,437	10,535	8,894	9,685
MSCI EAFE Index
Account Value [Line Items]
Account Value	10,000	16,037	14,307	11,982	14,494	10,904	11,445	11,265	10,492	8,683	9,618
Lipper International Multi-Cap Growth Fund Classification
Account Value [Line Items]
Account Value	$ 10,000	$ 14,604	$ 13,412	$ 11,575	$ 15,466	$ 11,505	$ 11,515	$ 11,437	$ 10,535	$ 8,894	$ 9,685